Initial Public Offering (Details) - Schedule of Common Stock Reflected on the Balance Sheet - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of common stock reflected on the balance sheet [Abstract]
Gross proceeds		$ 115,000,000
Less:
Proceeds allocated to Public Warrants		(10,695,000)
Proceeds allocated to Public Rights		(9,430,000)
Offering costs of Public Shares		(6,901,405)
Plus:
Accretion of carrying value to redemption value	$ 3,016,543	29,388,057
Redeemed common stock payable to public stockholders	(63,169,451)
Class A Common stock subject to possible redemption	$ 57,208,744	$ 117,361,652